Share-based compensation plans (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Schedule of number of stock options and weighted avearge exercisable price

(Number of options)	2019	2018

Beginning of year	8,820,805	8,324,666
Options granted	886,740	1,473,430
Options forfeited	(270,025)	(315,340)
Options expired	(815,423)	(661,951)
Options exercised [note 16]	(5,000)	-

End of year	8,617,097	8,820,805

Exercisable	6,290,380	6,007,557

Weighted average exercise prices were as follows:

	2019	2018

Beginning of year	$19.75	$22.19
Options granted	15.27	11.32
Options forfeited	22.59	25.43
Options expired	38.43	28.90
Options exercised	16.38	-

End of year	$17.44	$19.75

Exercisable	$18.90	$22.83

Total options outstanding and exercisable

Total options outstanding and exercisable at December 31, 2019 were as follows:

		Options outstanding		Options exercisable

Option price per share	Number	Weighted average remaining life	Weighted average exercisable price	Number	Weighted average exercisable price

$11.32 - 15.83	3,733,210	5.7	$13.50	1,406,493	$13.52
$15.84 - 26.81	4,883,887	1.9	$20.45	4,883,887	$20.45

	8,617,097			6,290,380

The foregoing options have expiry dates ranging from May 14, 2020 to February 28, 2027.

Compensation expense under equity settled plans

	2019	2018

Stock option plan	$4,418	$4,744
Performance share unit plan(a)	7,245	7,690
Restricted share unit plan	2,679	2,542
Employee share ownership plan	3,127	3,845

Total	$17,469	$18,821

(a) In the fourth quarter, the performance share unit plan was amended to allow eligible participants to elect payout of their grants in cash or shares, provided they have met their share ownership requirements. As a result, this plan is now considered cash-settled. This amount represents the expense recorded prior to the plan modification.

Expenses (recoveries) cash-settled plans

	2019	2018

Deferred share unit plan	$(1,001)	$2,922
Performance share unit plan(a)	-	-
Phantom stock option plan	(436)	675

Total	$(1,437)	$3,597

(a) The modification to the PSU plan resulted in a reclassification, at the date of modification, of $8,369,000 from equity to liabilities. The liability recognized on the date of the modification was less than the amount previously recognized as an increase in equity. Since the plan modification did not change the performance and vesting criteria, no incremental fair value was granted.

Equity-settled plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Inputs measurement fair value of sharebased plans

	Stock option plan	PSU	RSU

Number of options granted	886,740	477,250	212,496
Expected vesting	-	106%	-
Average strike price	$15.27	-	$15.33
Expected dividend	$0.08	-	-
Expected volatility	36%	38%	-
Risk-free interest rate	1.8%	1.8%	-
Expected life of option	4.9 years	3.0 years	-
Expected forfeitures	7%	12%	15%
Weighted average grant date fair values	$4.92	$15.33	$15.33

Phantom Stock Option Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Inputs measurement fair value of sharebased plans

	PSUs		Phantom stock options

	Grant date	Reporting date	Grant date	Reporting date
	Mar 1, 2019	Dec 31, 2019	Mar 1, 2019	Dec 31, 2019

Number of units	477,250	1,465,618	68,890	406,720
Expected vesting	106%	80%	-	-
Average strike price	-	-	$15.27	$16.48
Expected dividend	-	-	$0.08	$0.08
Expected volatility	38%	31%	37%	35%
Risk-free interest rate	1.8%	1.7%	1.5%	1.7%
Expected life of option	3.0 years	1.4 years	4.5 years	4.0 years
Expected forfeitures	12%	10%	8%	8%
Weighted average measurement date fair values	$15.33	$10.07	$5.07	$2.14